Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of the changes in asset retirement obligations
A summary of the changes in asset retirement obligations is as follows:
	Year Ended December 31,
	2015	2014
Beginning balance	$43	$42
Accretion expense	1	2
Additional liabilities incurred	—	1
Changes in estimated cash flows	—	—
Settlements/payments	(2)	(2)
Ending balance	$42	$43
Current portion	$1	$—
Non-current portion	$41	$43